Document And Entity Information	Feb. 28, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 28, 2022
Entity Registrant Name	ASHLAND GLOBAL HOLDINGS INC.
Entity Central Index Key	0001674862
Entity Emerging Growth Company	false
Entity File Number	333-211719
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-2587835
Entity Address, Address Line One	8145 Blazer Drive
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
City Area Code	302
Local Phone Number	995-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	ASH
Security Exchange Name	NYSE
Amendment Description